COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contractual commitment	$ 43,320,000
Due with in one year	82,200
Production and Development Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contractual commitment	2,270,000	$ 6,030,000.00
Purchase commitment amount	$ 480,638